SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUSES DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS EXTRA II NY,
AND SUN LIFE FINANCIAL MASTERS FLEX II NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement updates the above-referenced prospectuses (each a “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts (“Contracts”) described in the Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options.  You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	Franklin Income Securities Fund, Class 4
MFS® Growth Portfolio, Service Class	PIMCO All Asset Portfolio, Advisor Class
Mutual Shares Securities Fund, Class 4	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Emerging Markets Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	PIMCO Emerging Markets Bond Portfolio, Advisor Class
Small -Mid-Cap Equity Funds	Global Bond Fund
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	Templeton Global Bond Securities Fund, Class 4
Small-Cap Equity Fund	Intermediate Term Bond Funds
Franklin Small Cap Value Fund, Class 4	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II	Multi-Sector Bond Fund
PIMCO EqS Pathfinder Portfolio, Advisor Class	Franklin Strategic Income Securities Fund, Class 4
Specialty Sector Commodity Fund
PIMCO CommodityRealReturn® Strategy Portfolio,
Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises Franklin Income Securities Fund, Franklin Strategic Income Securities Fund, and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC advises Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC advises Mutual Shares Securities Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

The following Funds will not available for new investment under Contracts issued on or after October 31, 2011:

AllianceBernstein International Growth Portfolio, Class B
Columbia Variable Portfolio - Marsico 21st Century Fund, Class 2
Columbia Variable Portfolio - Marsico International Opportunities Fund, Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio, Service Class 2
Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio, Service Class 2
Franklin Income Securities Fund, Class 2
Franklin Small Cap Value Securities Fund, Class 2
Franklin Strategic Income Securities Fund, Class 2
MFS® Bond Portfolio, Service Class
Mutual Shares Securities Fund, Class 2
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
PIMCO Emerging Markets Bond Portfolio, Administrative Class
Oppenheimer Capital Appreciation Fund/VA, Service Shares
Templeton Growth Securities Fund, Class 2

Masters II NY 9/2011

On October 31, 2011, the list Designated Funds for all Contracts participating in Sun Income Riser III in each prospectus will be deleted and replaced the following:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Advisor Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Period	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Period	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefits. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

For Contracts purchased on or after October 31, 2011, with Sun Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	MFS® Global Tactical Allocation Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
Sun Capital Money Market Fund®	PIMCO All Asset Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	Sun Capital Global Real Estate Fund
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	MFS® International Value Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM PIMCO Total Return Fund	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® Research International Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	PIMCO Global Multi-Asset Portfolio	SCSM Ibbotson Growth Fund	MFS® Core Equity Portfolio	First Eagle Overseas Variable Fund	SCSM PIMCO High Yield Fund
Wells Fargo Variable Trust - VT Total Return Bond Fund	Putnam VT Absolute Return 500 Fund	BlackRock Global Allocation V.I. Fund	SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA	Lazard Retirement Emerging Markets Equity Portfolio
JPMorgan Insurance Trust Core Bond Portfolio			SCSM Lord Abbett Growth & Income Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
MFS® Research Bond Series			SCSM Goldman Sachs Mid Cap Value Fund	MFS® International Growth Portfolio
			SCSM BlackRock Large Cap Index Fund	SCSM WMC Large Cap Growth Fund
			JPMorgan Insurance Trust U.S. Equity Portfolio	Columbia Variable Portfolio - Marsico Growth Fund
			Putnam VT Equity Income Fund	SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund

Masters II NY 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

Masters II NY 9/2011

For Contracts purchased prior to October 31, 2011, with Sun Income Riser III, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, then your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the Living Benefit will be cancelled.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Sun Capital Money Market Fund®	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
SCSM Goldman Sachs Short Duration Fund	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM PIMCO Total Return Fund	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM BlackRock Inflation Protected Bond Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
Wells Fargo Variable Trust - VT Total Return Bond Fund		SCSM Ibbotson Growth Fund	SCSM Lord Abbett Growth & Income Fund	First Eagle Overseas Variable Fund	Templeton Global Bond Securities Fund
JPMorgan Insurance Trust Core Bond Portfolio		BlackRock Global Allocation V.I. Fund	SCSM Goldman Sachs Mid Cap Value Fund	Oppenheimer Global Securities Fund/VA
MFS® Research Bond Series			SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
			JPMorgan Insurance Trust U.S. Equity Portfolio	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			Putnam VT Equity Income Fund	MFS® International Growth Portfolio
SCSM WMC Large Cap Growth Fund
Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund

Masters II NY 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%

SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

* * * * * *

Masters II NY 9/2011